INCOME TAX - Reconciliation of Statutory Tax Rate to Effective Tax Rate (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)
Statutory Dutch income tax rate reconciled to the company's effective income tax rate
Expected expense at Dutch statutory income tax rate of 25%	₽ 5,714	$ 72.5	₽ 13,115	₽ 3,525
Effect of:
Tax on inter-company dividends	764	9.7	802	872
Non-deductible share-based compensation	2,464	31.2	1,638	1,048
Other expenses not deductible for tax purposes	1,908	24.2	721	612
Accrual/(reversal) of unrecognized tax benefit	319	4.0	(102)	227
Reversal of prior year unrecognized tax benefit accrual following tax audits	(417)	(5.3)
Equity method loss of Yandex.Market	1,088	13.8	73
Effect of deconsolidation of Yandex Market			(7,061)
Difference in foreign tax rates	(2,381)	(30.2)	(1,832)	(1,357)
Change in valuation allowance	2,285	29.0	850	332
Other	(89)	(1.0)	(3)	(243)
Income tax expense	₽ 11,656	$ 147.9	₽ 8,201	₽ 5,016